Annual Fund Operating Expenses ((JHVIT - 497 Supplement Supplement dated November 4, 2013))	0 Months Ended
	Nov. 04, 2013
(Lifestyle Balanced PS Series) | Series I
Operating Expenses:
Management Fee	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	0.05%	[1]
Other Expenses	0.06%	[1]
Acquired Fund Fees and Expenses	0.74%	[1],[3]
Total Annual Fund Operating Expenses	0.89%	[1]
Contractual Expense Reimbursement	(0.02%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	0.87%	[1],[5]
(Lifestyle Balanced PS Series) | Series II
Operating Expenses:
Management Fee	0.04%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.74%	[3]
Total Annual Fund Operating Expenses	1.09%
Contractual Expense Reimbursement	(0.02%)	[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	1.07%	[5]
(Lifestyle Balanced PS Series) | Series NAV
Operating Expenses:
Management Fee	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.06%	[1]
Acquired Fund Fees and Expenses	0.74%	[1],[3]
Total Annual Fund Operating Expenses	0.84%	[1]
Contractual Expense Reimbursement	(0.02%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	0.82%	[1],[5]
(Lifestyle Growth PS Series) | Series I
Operating Expenses:
Management Fee	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	0.05%	[1]
Other Expenses	0.06%	[1]
Acquired Fund Fees and Expenses	0.77%	[1],[3]
Total Annual Fund Operating Expenses	0.92%	[1]
Contractual Expense Reimbursement	(0.02%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	0.90%	[1],[6]
(Lifestyle Growth PS Series) | Series II
Operating Expenses:
Management Fee	0.04%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.77%	[3]
Total Annual Fund Operating Expenses	1.12%
Contractual Expense Reimbursement	(0.02%)	[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	1.10%	[6]
(Lifestyle Growth PS Series) | Series NAV
Operating Expenses:
Management Fee	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.06%	[1]
Acquired Fund Fees and Expenses	0.77%	[1],[3]
Total Annual Fund Operating Expenses	0.87%	[1]
Contractual Expense Reimbursement	(0.02%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	0.85%	[1],[6]
(Lifestyle Conservative PS Series) | Series I
Operating Expenses:
Management Fee	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	0.05%	[1]
Other Expenses	0.15%	[1]
Acquired Fund Fees and Expenses	0.69%	[1],[3]
Total Annual Fund Operating Expenses	0.93%	[1]
Contractual Expense Reimbursement	(0.11%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	0.82%	[1],[7]
(Lifestyle Conservative PS Series) | Series II
Operating Expenses:
Management Fee	0.04%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.69%	[3]
Total Annual Fund Operating Expenses	1.13%
Contractual Expense Reimbursement	(0.11%)	[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	1.02%	[7]
(Lifestyle Conservative PS Series) | Series NAV
Operating Expenses:
Management Fee	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.15%	[1]
Acquired Fund Fees and Expenses	0.69%	[1],[3]
Total Annual Fund Operating Expenses	0.88%	[1]
Contractual Expense Reimbursement	(0.11%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	0.77%	[1],[7]
(Lifestyle Moderate PS Series) | Series I
Operating Expenses:
Management Fee	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	0.05%	[1]
Other Expenses	0.11%	[1]
Acquired Fund Fees and Expenses	0.72%	[1],[3]
Total Annual Fund Operating Expenses	0.92%	[1]
Contractual Expense Reimbursement	(0.07%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	0.85%	[1],[8]
(Lifestyle Moderate PS Series) | Series II
Operating Expenses:
Management Fee	0.04%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.72%	[3]
Total Annual Fund Operating Expenses	1.12%
Contractual Expense Reimbursement	(0.07%)	[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	1.05%	[8]
(Lifestyle Moderate PS Series) | Series NAV
Operating Expenses:
Management Fee	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.11%	[1]
Acquired Fund Fees and Expenses	0.72%	[1],[3]
Total Annual Fund Operating Expenses	0.87%	[1]
Contractual Expense Reimbursement	(0.07%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	0.80%	[1],[8]

[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.
[3]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[4]	The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	Effective October 10, 2013, the underlying funds for the Lifestyle Balanced PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.74% to 0.56% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.87% to 0.69% for Series I, from 1.07% to 0.89% for Series II and from 0.82% to 0.64% for Series NAV.
[6]	Effective October 10, 2013, the underlying funds for the Lifestyle Growth PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.77% to 0.53% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.90% to 0.66% for Series I, from 1.10% to 0.86% for Series II and from 0.85% to 0.61% for Series NAV.
[7]	Effective October 10, 2013, the underlying funds for the Lifestyle Conservative PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.69% to 0.60% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.82% to 0.73% for Series I, from 1.02% to 0.93% for Series II and from 0.77% to 0.68% for Series NAV.
[8]	Effective October 10, 2013, the underlying funds for the Lifestyle Moderate PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.72% to 0.57% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.85% to 0.70% for Series I, from 1.05% to 0.90% for Series II and from 0.80% to 0.65% for Series NAV.